Trade and Other Receivables - Disclosure of Ageing of Loss Allowance for Trade and Other Receivables (Details) - ZAR (R)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Collateral pledged or held for receivables	R 0	R 0
Trade and other receivables | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	838,000,000	678,000,000
Trade and other receivables | Gross | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,000,000	3,000,000
Trade and other receivables | Gross | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,000,000	30,000,000
Trade and other receivables | Gross | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,000,000	9,000,000
Trade and other receivables | Gross | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	51,000,000	12,000,000
Trade and other receivables | Gross | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50,000,000	62,000,000
Trade and other receivables | Loss allowance
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(135,000,000)	(68,000,000)
Trade and other receivables | Loss allowance | Past due by 1 to 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,000,000)	0
Trade and other receivables | Loss allowance | Past due by 31 to 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,000,000)	0
Trade and other receivables | Loss allowance | Past due by 61 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,000,000)	0
Trade and other receivables | Loss allowance | Past due by more than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(45,000,000)	(11,000,000)
Trade and other receivables | Loss allowance | Past due by more than 361 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(45,000,000)	(57,000,000)
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Gross | Not Past Due But Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	702,000,000
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Gross | Neither Past Due Nor Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		562,000,000
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Loss allowance | Not Past Due But Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R (31,000,000)
Financial assets individually assessed for credit losses [member] | Trade and other receivables | Loss allowance | Neither Past Due Nor Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		R 0